Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 1	$ 21	$ 16
Trade accounts receivable - net (Note 12)	688	635	545
Amounts receivable from members related to income taxes (Note 11)		26	80
Materials and supplies inventories - at average cost	115	91	89
Prepayments and other current assets	95	88	100
Total current assets	899	861	830
Investments and other property (Note 12)	121	113	100
Property, plant and equipment - net (Note 12)	15,782	14,879	13,829
Goodwill (Note 12)	4,064	4,064	4,064
Regulatory assets (Note 5)	1,850	2,180	1,974
Other noncurrent assets	20	23	14
Total assets	22,736	22,120	20,811
Current liabilities:
Short-term borrowings (Note 6)	1,099	950	789
Long-term debt due currently (Note 7)	250	550	324
Trade accounts payable	253	242	231
Amounts payable to members related to income taxes (Note 11)	32	21	20
Accrued taxes other than amounts related to income	168	190	182
Accrued interest	92	83	83
Other current liabilities	190	188	144
Total current liabilities	2,084	2,224	1,773
Long-term debt, less amounts due currently (Note 7)	5,836	5,567	5,515
Liability in lieu of deferred income taxes (Note 11)	1,560	1,517	2,788
Regulatory liabilities (Note 5)	2,763	2,807	856
Employee benefit obligations and other (Notes 10 and 12)	2,046	2,102	2,168
Total liabilities	14,289	14,217	13,100
Commitments and contingencies (Note 8)
Membership interests (Note 9):
Capital account - number of interests outstanding 2018 and 2017 - 635,000,000	8,544	8,004	7,822
Accumulated other comprehensive loss	(97)	(101)	(111)
Total membership interests	8,447	7,903	7,711
Total liabilities and membership interests	$ 22,736	$ 22,120	$ 20,811